LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2014
LAND USE RIGHT / CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS
Schedule of land use right
	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Land use right	51,678	51,678	8,329
Less: accumulated amortization	(948)	(1,981)	(319)

	50,730	49,697	8,010